Investment Objectives and Goals	Apr. 01, 2026
Zacks Earnings Consistent Portfolio ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Earnings Consistent Portfolio ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Earnings Consistent Portfolio ETF (the “Fund”) seeks to provide long-term total returns and minimize capital loss.
Zacks Focus Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Focus Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Focus Growth ETF (the “Fund”) seeks to provide long-term total returns and minimize capital loss.
Zacks Small/Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Small/Mid Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Small/Mid Cap ETF (the “Fund”) seeks to generate positive risk-adjusted returns.
Zacks Quality International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Quality International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Zacks Quality International ETF (the “Fund”) seeks to generate positive risk-adjusted returns.
Zacks All-Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Zacks All-Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the Zacks All-Cap Core Fund are, primarily, capital appreciation and, secondarily, to provide shareholders with income through dividends.
Zacks Small-Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Small-Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Zacks Small-Cap Core Fund is capital appreciation.
Zacks Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	Zacks Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objectives of the Zacks Dividend Fund are capital appreciation and dividend income.